Prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of prepayments and other receivables

	30 June 2026	31 December 2025
	€’000	€’000
Trade receivables	5,099	4,774
Contract fulfilment asset	979	-
Prepayments	26	27
VAT recoverable	135	17
Loan receivable	170	-
Other receivables	247	229
Total prepayments and other receivables	6,656	5,047